Consolidated Schedule of Investments - Virtus AlphaSimplex Global Macro ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS - 47.5%
Equity Funds - 47.5%
iShares Core MSCI EAFE ETF	11,320	$1,081,513
iShares Core MSCI Emerging Markets ETF	7,628	598,722
iShares Core S&P 500 ETF	2,723	1,966,196
Total Equity Funds		3,646,431
Total Exchange Traded Funds
(Cost $3,164,770)		3,646,431
	Principal
U.S. GOVERNMENT SECURITIES – 30.8%
U.S. Treasury Bill
0.00%, 05/07/26(1)	150,000	149,910
0.00%, 05/14/26(1)	250,000	249,677
0.00%, 05/21/26(1)	150,000	149,702
0.00%, 05/28/26(1)	250,000	249,332
0.00%, 06/02/26(1)	250,000	249,202
0.00%, 06/04/26(1)	320,000	318,915
0.00%, 06/09/26(1)	250,000	249,028
0.00%, 06/11/26(1)	150,000	149,386
0.00%, 06/16/26(1)	250,000	248,852
0.00%, 06/18/26(1)	150,000	149,279
0.00%, 06/23/26(1)	200,000	198,932
Total U.S. Government Securities
(Cost $2,362,196)		2,362,215

TOTAL INVESTMENTS - 78.3%
(Cost $5,526,966)		6,008,646
Other Assets in Excess of Liabilities - 21.7%		1,661,482
Net Assets - 100.0%		$7,670,128

(1)	Issued with a zero coupon. Income is recognized through accretion of discount.

At April 30, 2026, open exchange-traded futures contracts were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Australian Dollar Future	6/15/2026	21	$1,510,425	$29,130
Brent Crude Futures	5/29/2026	6	662,400	105,299
British Pound Future	6/15/2026	6	510,038	4,649
Copper Future	7/29/2026	1	149,513	(3,865)
Gold 100 OZ Future	6/26/2026	1	462,960	13,075
Live Cattle Future	6/30/2026	7	711,200	21,261
MSCI EAFE Index Future	6/19/2026	8	1,218,440	37,125
MSCI Emerging Markets Index Future	6/19/2026	10	817,100	62,214
S&P 500® E-Mini Future	6/18/2026	6	2,173,125	110,207
U.S. Treasury 10 Year Notes Future	6/18/2026	5	552,969	(2,898)
WTI Crude Future	5/19/2026	4	420,280	55,077
				$431,274

Consolidated Schedule of Investments - Virtus AlphaSimplex Global Macro ETF

April 30, 2026 (unaudited)

Short Contracts
Canadian Dollar Future	6/16/2026	(31)	$2,286,250	$(40,591)
Corn Future	7/14/2026	(39)	925,763	(34,907)
Cotton No. 2 Future	7/09/2026	(9)	369,900	(29,615)
Euro FX Currency Futures	6/15/2026	(8)	1,176,000	(17,042)
Japanese Yen Future	6/15/2026	(33)	2,646,600	(26,840)
Natural Gas Futures NG	5/27/2026	(2)	55,340	493
Sugar #11 (World) Future	6/30/2026	(47)	769,070	(37,564)
U.S. Treasury 2 Year Notes Future	6/30/2026	(42)	8,699,250	30,492
				$(155,574)

Abbreviations:
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
WTI — West Texas Intermediate

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$3,646,431	$—	$—	$3,646,431
U.S. Government Securities	—	2,362,215	—	2,362,215
Futures	469,022	—	—	469,022
Total	$4,115,453	$2,362,215	$—	$6,477,668
Liability Valuation Inputs
Futures	$193,322	$—	$—	$193,322
Total	$193,322	$—	$—	$193,322